UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [      ];  Amendment Number:
This Amendment (Check only one.):  [     ] is a restatement.
					 [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Armstrong Shaw Associates Inc.
Address:	45 Grove Street
		New Canaan, CT 06840

13F File Number:	28-6126

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		Monica C. Grady
Title:		Principal / CCO
Phone:		203-972-9600
Signature, Place, and Date of Signing:

	Monica C. Grady	New Canaan, Connecticut	March 31, 2007

Report Type (Check only one.):

[   ]	13F HOLDING REPORT.

[   ]  	13F NOTICE.

[X]	13F COMBINATION REPORT.

List of other Managers Reporting for this Manager:
	028-01190 Frank Russell Company

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.



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                             FORM 13F INFORMATION TABLE







VALUE
SHARES/
SH/      PUT/    INVSTMT
OTHER
                   VOTING AUTHORITY
NAME OF ISSUER
TITLE OF CLASS
CUSIP
(x$1000)
PRN AMT
PRN   CALL   DSCRETN
MANAGERS
SOLE
SHARED
NONE
-
-
-
-
-
-
-
-
-
-
-
-












3M Company
Common
88579Y101
15701
205425
SH

SOLE

199925
0
5500
Abbott Labs
Common
002824100
239353
4289480
SH

SOLE

2704480
0
1585000
Altria Group
Common
02209S103
527
6000
SH

SOLE

0
0
6000
American Express Co.
Common
025816109
1253
22225
SH

SOLE

10625
0
11600
American International Group
Common
026874107
297984
4432961
SH

SOLE

2320863
0
2112098
Ameriprise Financial
Common
03076c106
254
4445
SH

SOLE

2125
0
2320
Aon Corp.
Common
037389103
16142
425245
SH

SOLE

425245
0
0
Apache Corp.
Common
037411105
2142
30300
SH

SOLE

0
0
30300
AT&T Inc.
Common
00206r102
346
8776
SH

SOLE

0
0
8776
Baker Hughes Inc.
Common
057224107
125120
1892026
SH

SOLE

1397036
0
494990
Bank of America Corp.
Common
060505104
321644
6304269
SH

SOLE

3480767
0
2823502
Bank Of New York
Common
064057102
243
6000
SH

SOLE

6000
0
0
Berkshire Hathaway Inc.
Class A
084670108
8719
80
SH

SOLE

80
0
0
Boston Scientific Corp.
Common
101137107
160732
11054437
SH

SOLE

5353027
0
5701410
BP
Sponsored ADR
055622104
219
3380
SH

SOLE

0
0
3380
Capital One Financial
Common
14040H105
270810
3588792
SH

SOLE

2024000
0
1564792
Cemex SAB
Sponsored ADR 5 ORD
151290889
193075
5895413
SH

SOLE

3286243
0
2609170
Chevron Corp
Common
166764100
297095
4016971
SH

SOLE

2353201
0
1663770
Citigroup Inc.
Common
172967101
275138
5359129.01
SH

SOLE

2799203
0
2559926
Comcast Corp. Special Cl A
Class A Spl.
20030N200
329561
12939175
SH

SOLE

6894175
0
6045000
ConocoPhillips
Common
20825c104
218197
3192346
SH

SOLE

1815340
0
1377006
Consolidated Edison Inc.
Common
209115104
460
9000
SH

SOLE

0
0
9000
CVS/Caremark Corp.
Common
126650100
364129
10665772
SH

SOLE

6145122
0
4520650
Devon Energy Corp.
Common
25179M103
225317
3255092
SH

SOLE

1948592
0
1306500
Dow Chemical Corp.
Common
260543103
459
10000
SH

SOLE

0
0
10000
Dupont De Nemours
Common
263534109
221
4477
SH

SOLE

1500
0
2977
Emerson Electric
Common
291011104
89416
2075093
SH

SOLE

1515493
0
559600
Exelon Corp.
Common
30161n101
227388
3309390
SH

SOLE

1921150
0
1388240
First Data Corp.
Common
319963104
212923
7915366
SH

SOLE

4639446
0
3275920
Ford Motor Co.
Common
345370860
158
20000
SH

SOLE

20000
0
0
General Electric
Common
369604103
267430
7563055
SH

SOLE

4149440
0
3413615
GlaxoSmithKline
Sponsored ADR
37733W105
760
13756
SH

SOLE

0
0
13756
Goldman Sachs Group
Common
38141G104
11799
57100
SH

SOLE

56400
0
700
Home Depot
Common
437076102
367
10000
SH

SOLE

0
0
10000
Honeywell
Common
438516106
132219
2870581
SH

SOLE

2149791
0
720790
Intel Corp.
Common
458140100
316
16500
SH

SOLE

0
0
16500
International Business Machines
Common
459200101
154406
1638087
SH

SOLE

945037
0
693050
J.P. Morgan Chase & Co.
Common
46625h100
13930
287938
SH

SOLE

287938
0
0
Johnson & Johnson
Common
478160104
483
8020
SH

SOLE

0
0
8020
Liberty Media Corp - CAP SER A
CAP COM SER A
53071m302
719
6502
SH

SOLE

266
0
6236
Liberty Media - Interactive A
INT COM SER A
53071m104
775
32515
SH

SOLE

1331
0
31184
Lowes Companies
Common
548661107
221556
7035771
SH

SOLE

3639071
0
3396700
McKesson Corp
Common
58155Q103
128197
2189899
SH

SOLE

1613609
0
576290
Merck & Co., Inc.
Common
589331107
8445
191188
SH

SOLE

191188
0
0
Merrill Lynch
Common
590188108
168016
2057251
SH

SOLE

1016471
0
1040780
Morgan Stanley
Com New
617446448
284912
3617476
SH

SOLE

2054046
0
1563430
News Corp - Class A
Class A
65248E104
19030
823100
SH

SOLE

823100
0
0
Nuveen Insured Municipal Opportunity Fund
Common
670984103
357
24100
SH

SOLE

24100
0
0
Nuveen Select Tax-Free Income Portfolio
SH BEN INT
67062F100
297
20000
SH

SOLE

20000
0
0
Office Depot
Common
676220106
161965
4609143
SH

SOLE

2601093
0
2008050
Pfizer Inc.
Common
717081103
163646
6478481
SH

SOLE

3047351
0
3431130
Pitney Bowes Inc.
Common
724479100
175171
3859237
SH

SOLE

2833027
0
1026210
Qualcomm Inc.
Common
747525103
160002
3750630
SH

SOLE

2153900
0
1596730
Stanley Works
Common
854616109
341
6153
SH

SOLE

6153
0
0
Symantec Corp.
Common
871503108
183356
10598637
SH

SOLE

5076677
0
5521960
The Walt Disney Co.
Common
254687106
494
14350
SH

SOLE

14350
0
0
Time Warner Inc.
Common
887317105
318376
16144845
SH

SOLE

8424665
0
7720180
Tyco International Ltd.
Common
902124106
215868
6842100
SH

SOLE

3367610
0
3474490
United Technologies
Common
913017109
214055
3293147
SH

SOLE

1850387
0
1442760
UnitedHealth Group
Common
91324P102
206562
3899597
SH

SOLE

2006437
0
1893160
Verizon Communications
Common
92343v104
483
12740
SH

SOLE

4200
0
8540
Washington Mutual
Common
939322103
254315
6298044
SH

SOLE

3458674
0
2839370
Wellpoint
Common
94973v107
9454
116575
SH

SOLE

116575
0
0
Western Union Co.
Common
959802109
220
10000
SH

SOLE

0
0
10000
Wyndham Worldwide Corp
Common
98310w108
213858
6262327
SH

SOLE

2639079
0
3623248
Xerox
Common
984121103
170827
10114095
SH

SOLE

6964675
0
3149420












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FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	66

Form 13F Information Table Value Total:	$ 7,757,733

List of Other Included Managers:

No.	13F File Number	Name

None